NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission                                                     August 29, 2018

100 F Street, N.E.

Washington, DC 20549

 Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -  Athena Value Fund

Chadwick & D’Amato Fund

CMG Mauldin Core Fund

CMG Tactical All Asset Strategy Fund

CMG Tactical Bond Fund

KCM Macro Trends Fund

RiskPro® 30+ Fund

RiskPro® Aggressive 30+ Fund

RiskPro® Alternative 0-15 Fund

RiskPro® Dynamic 0-10 Fund

RiskPro® Dynamic 15-25 Fund

RiskPro® Dynamic 20-30 Fund

RiskPro® PFG 0-15 Fund

RiskPro® PFG 30+ Fund

RiskPro® PFG Aggressive 30+ Fund

RiskPro® PFG Balanced 20-30 Fund

RiskPro® PFG Equity 30+ Fund

RiskPro® PFG Global 30+ Fund

RiskPro® Tactical 0-30 Fund

Post-Effective Amendment No. 1,111, 1,112, 1,113, 1,114, & 1,115 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Athena Value Fund, Chadwick & D’Amato Fund, CMG Mauldin Core Fund, CMG Tactical All Asset Strategy Fund, CMG Tactical Bond Fund, KCM Macro Trends Fund, RiskPro® 30+ Fund, RiskPro® Aggressive 30+ Fund, RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® PFG 0-15 Fund, RiskPro® PFG 30+ Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, RiskPro® Tactical 0-30 Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective

Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Athena Value Fund	1,113	0001580642-18-004098	August 27, 2018
Chadwick & D’Amato Fund	1,111	0001580642-18-003938	August 17, 2018
CMG Mauldin Core Fund	1,115	0001580642-18-004172	August 28, 2018
CMG Tactical Bond Fund	1,115	0001580642-18-004172	August 28, 2018
CMG Tactical All Asset Strategy Fund	1,115	0001580642-18-004172	August 28, 2018
KCM Macro Trends Fund	1,112	0001580642-18-003995	August 21, 2018
RiskPro® 30+ Fund	1,114	0001580642-18-004100	August 27, 2018
RiskPro® Aggressive 30+ Fund	1,114	0001580642-18-004100	August 27, 2018
RiskPro® Alternative 0-15 Fund	1,114	0001580642-18-004100	August 27, 2018
RiskPro® Dynamic 0-10 Fund	1,114	0001580642-18-004100	August 27, 2018
RiskPro® Dynamic 15-25 Fund	1,114	0001580642-18-004100	August 27, 2018
RiskPro® Dynamic 20-30 Fund	1,114	0001580642-18-004100	August 27, 2018
RiskPro® PFG 0-15 Fund	1,114	0001580642-18-004100	August 27, 2018
RiskPro® PFG 30+ Fund	1,114	0001580642-18-004100	August 27, 2018
RiskPro® PFG Aggressive 30+ Fund	1,114	0001580642-18-004100	August 27, 2018
RiskPro® PFG Balanced 20-30 Fund	1,114	0001580642-18-004100	August 27, 2018
RiskPro® PFG Equity 30+ Fund	1,114	0001580642-18-004100	August 27, 2018
RiskPro® PFG Global 30+ Fund	1,114	0001580642-18-004100	August 27, 2018
RiskPro® Tactical 0-30 Fund	1,114	0001580642-18-004100	August 27, 2018

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary